Inventories	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

Note 7 - INVENTORIES

As of March 31, 2023, inventory consisted of finished goods, which were medical devices such as defibrillators and anesthesia laryngoscope, valued at US$ 1,686,449; while as of March 31, 2022, inventory consisted of finished goods, which were iHealth COVID-19 Antigen Rapid Tests, valued at US$7,795,822. The Company constantly monitors its potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory as of March 31, 2023.